Other Receivables	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Receivables
12. OTHER RECEIVABLES

	2023		2022		2021
	Non- current	Current	Non- current	Current	Non- current	Current
Receivables from services and sales of other assets	-	11	12	5	20	19
Tax credit and export rebates	83	44	152	349	148	142
Loans to third parties and balances with related parties (1)	43	6	10	31	10	16
Collateral deposits	-	13	-	5	-	34
Prepaid expenses	18	33	23	41	9	88
Advances and loans to employees	-	3	1	5	1	4
Advances to suppliers and custom agents (2)	-	84	-	165	-	150
Receivables with partners in JA and other agreements	8	155	16	178	10	142
Insurance receivables	-	-	-	-	-	1
Miscellaneous	7	32	6	30	7	21

	159	381	220	809	205	617
Provision for other doubtful receivables	(1)	-	(15)	(1)	(15)	(1)

	158	381	205	808	190	616

(1)	See Note 36 for information about related parties.
(2)	Includes, among others, advances to custom agents for the payment of taxes and import rights related to the imports of fuels and goods.